Cash and Cash Equivalents and Bank Overdraft	12 Months Ended
Feb. 28, 2026
Cash and Cash Equivalents and Bank Overdraft [Abstract]
CASH AND CASH EQUIVALENTS AND BANK OVERDRAFT

13. CASH AND CASH EQUIVALENTS AND BANK OVERDRAFT

	As of February 28
Figures in Rand thousands	2026	2025

Cash on hand	350	4,054
Bank balances	620,812	208,971
Short-term deposits	532,712	829,857
Cash and cash equivalents in the consolidated statement of financial position	1,153,874	1,042,882
Bank overdrafts	(407,668)	(205,299)
Cash and cash equivalents in the consolidated statement of cash flows	746,206	837,583

Current assets	1,153,874	1,042,882
Current liabilities	(407,668)	(205,299)
	746,206	837,583

Information on cash flow management is included in Note 29.2 (b). Refer to Note 33 for information on the various facilities available to the Group.